Plan Description (Details) - TDRP	12 Months Ended
	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Matching percentage	75.00%
Catch -up contribution, minimum age	50 years
Participant compensation matched, percentage	6.00%
Employer contributions receivable	$ 7,995,000	$ 8,194,000
Automatic contribution rate	6.00%
Default investment election, target age | year	65
Vesting period	3 years
Vesting percentage	100.00%
Forfeited and available to pay administrative expenses	$ 1,400,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Prime rate percentage	1.00%
Number of outstanding loans allowed | loan	2
General loan, borrowing term	5 years
EVP, International Association of Machinists and Aerospace Workers (IAM)
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	3.00%
Service period for automatic contribution	20 years
One time employer non-elective contribution	$ 10,000
Employer contributions receivable	$ 7,900,000	$ 8,000,000.0
Minimum | EVP, International Association of Machinists and Aerospace Workers (IAM)
EBP, Description of Plan [Line Items]
Automatic contribution rate	6.00%
Maximum | EVP, International Association of Machinists and Aerospace Workers (IAM)
EBP, Description of Plan [Line Items]
Automatic contribution rate	15.00%